Accounts Payable and Accrued Liabilities (Tables)	12 Months Ended
Dec. 31, 2018
Accounts Payable and Accrued Liabilities
The summary of accounts payable and accrued liabilities

	At December 31,	At December 31,
	2018	2017
Accounts payable	$7.3	$6.2
Accrued liabilities	16.3	15.3
	$23.6	$21.5